EARNINGS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
EARNINGS PER SHARE

NOTE 2—EARNINGS PER SHARE

Earnings per common share (“EPS”) is computed using the two-class method. Basic earnings per common share is computed by dividing net income by the weighted-average number of common shares outstanding during the applicable period. Diluted earnings per share is computed using the weighted-average number of shares determined for the basic earnings per common share plus the dilutive effect of share-based compensation using the treasury stock method.

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2015	2014*	2015	2014*
Net income from continuing operations	$3,330	$2,271	$8,074	$6,128
Less: preferred stock dividends including SBLF	118	116	367	352

Income available to common shareholders for basic EPS	$3,212	$2,155	$7,707	$5,776

Average number of common shares issued	6,545	5,248	6,428	5,247
Less: weighted average treasury shares	410	380	410	365
Less: weighted average nonvested equity incentive plan shares	401	404	383	417

Weighted average number of common shares outstanding	5,734	4,464	5,635	4,465
Effect of dilutive options	124	115	119	118

Weighted average number of common shares outstanding used to calculate diluted earnings per common share	5,858	4,579	5,754	4,583

*	Adjusted for 10-for-1 stock split on April 4, 2014

NOTE 19—EARNINGS PER SHARE

Earnings per common share (“EPS”) has been computed based on the following:

	Years Ended December 31,
	2014	2013
	(in thousands)
Net Income from continuing operations (for EPS purposes)	$8,210	$7,013
Less: preferred stock dividends	470	441

Income available to common shareholders for basic EPS	$7,740	$6,572

Average number of common shares issued	5,247	5,207
Less: weighted average treasury shares	376	289
Less: weighted average nonvested equity incentive plan shares	402	399

Weighted average number of common shares outstanding	4,469	4,519
Effect of dilutive options	112	3

Weighted average number of common shares outstanding used to calculate diluted earnings per common share	4,581	4,522